Stockholders' equity - Treasury stock activity (Details 2) - USD ($) shares in Millions, $ in Millions	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 24, 2016	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
Treasury stock activity
Value of shares repurchased			$ 1,501	$ 1,015
Purchases of treasury stock			1,487	1,003
Open market stock repurchases
Treasury stock activity
Shares repurchased		12.0
Value of shares repurchased		$ 282
Share repurchase program ending no later than September 2016
Treasury stock activity
Shares repurchased	13.3
Value of shares repurchased			$ 1,501	$ 733
Authorized amount of share buyback program					$ 4,000
Estimated percentage of shares repurchased to be held for cancellation					75.00%
Treasury shares held for cancellation under the buyback program			60.2	26.0
Treasury shares repurchase to supports its employee share programs			13.1	6.8
Purchases of treasury stock	$ 231